Equity	12 Months Ended
Mar. 31, 2022
Disclosure of Equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
16.	Equity

No of shares

	Year ended March 31,
	202 2	202 1	2020
Issued as of April 01	182,238,069	179,223,247	179,144,347
Issued for cash	-	-	-
Issued for consideration other than cash	-	-	-
Exercise of share options	504,300	3,014,822	78,900
Issued as of March 31	182,742,369	182,238,069	179,223,247

In fiscal 2015, the authorized share capital of the Company was enhanced by an amount of ₹ 189,000. Consequently the authorized share capital is increased to ₹ 2,040,000 divided into 204,000,000 Equity Shares, having a par value ₹ 10 per share.
The holders of ordinary shares are entitled to receive dividends from time to time and are entitled to vote at meetings of the Group. All shares rank equally with regard to Group’s residual assets.

The directors have not recommended any dividend
for paid up Equity Share of ₹ 10 each for the year 2021-22 (2020-21: ₹ Nil)
.

Also refer note 35 – Issue of share on private basis to existing promoter group and Note 27 – Share-based payment

Share based payment reserve

Share based payment reserve represents the stock compensation expense recognized in the statement of changes in equity.

Share Premium
Share Premium used to record the premium on issue of shares. The reserve is utilised in accordance with the provisions of the Act

Other components of equity:

a) Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

b) Fair value reserve

The fair value reserve comprises the cumulative net change in the fair value of investments classified as at FVTOCI until the investments are derecognized or impaired.

c) Remeasurements of the net defined benefit liability/asset

Remeasurements of the net defined benefit liability/asset represent the cumulative actuarial gain / loss on account of Change in demographic assumptions, change in financial assumption and experience variance and remeasurement in return on plan assets, excluding amounts recognized in net interest expense/ income.